Earnings (loss) per ordinary share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share Continued And Discontinued Operations [Abstract]
(Loss) Profit for the year from continuing operations	$ 443,828	$ (115,374)	$ (244,359)
(Loss) Profit for the year from discontinued operations			(5,399)
Total (Loss) Profit for the year	443,828	(115,374)	(249,758)
Attributable to the Parent	440,314	(110,624)	(246,339)
Attributable to non-controlling interests	3,514	(4,750)	(3,419)
Numerator:
Attributable to the Parent	440,314	(110,624)	(246,339)
(Loss) Profit for the year from continuing operations attributable to parent	$ 440,314	$ (110,624)	(240,940)
(Loss) Profit for the year from discontinued operations			$ (5,399)
Denominator:
Weighted average basic shares outstanding	187,815,672	176,508,144	169,269,281
Weighted average dilutive shares outstanding	189,625,195	176,508,144	169,269,281
Basic profit (loss) earnings per ordinary share (US$)	$ 2.34	$ (0.63)	$ (1.46)
Diluted profit (loss) earnings per ordinary share (US$)	2.32	(0.63)	(1.46)
Basic profit (loss) earnings per ordinary share - continuing operations (US$)	2.34	(0.63)	(1.42)
Diluted profit (loss) earnings per ordinary share - continuing operations (US$)	$ 2.32	$ (0.63)	(1.42)
Basic (loss) earnings per ordinary share - discontinued operations (US$)			(0.03)
Diluted (loss) earnings per ordinary share - discontinued operations (US$)			$ (0.03)